Risk Management - Summary of Maturity Analysis for Non Derivative Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		₩ 2,382,979	₩ 4,342,887
Financial assets at fair value through other comprehensive income		674,850	502,443
Financial assets at amortized cost		30,233	38,843
Loans		945,120	1,024,806
Long-term/short-term financial instruments		1,960,140	1,412,315
Financial assets at fair value through profit or loss		3,089,776	2,711,285
Trade and other receivables		15,878,172	14,196,156
Financial assets held for managing liquidity risk		24,961,270	24,228,735
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		2,382,979	4,342,887
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		20,418	28,905
Loans		110,005	139,168
Long-term/short-term financial instruments		1,147,929	578,578
Financial assets at fair value through profit or loss		1,467,954	2,054,021
Trade and other receivables		12,245,159	11,990,515
Financial assets held for managing liquidity risk		17,374,444	19,134,074
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		1,333	9,938
Loans		347,251	465,666
Long-term/short-term financial instruments		583	22
Financial assets at fair value through profit or loss		346,982	1,381
Trade and other receivables		1,506,085	911,822
Financial assets held for managing liquidity risk		2,202,234	1,388,829
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		8,482	0
Loans		369,851	411,100
Long-term/short-term financial instruments		0	23
Financial assets at fair value through profit or loss		780,130	6,523
Trade and other receivables		2,126,928	1,292,539
Financial assets held for managing liquidity risk		3,285,391	1,710,185
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	674,850	502,443
Financial assets at amortized cost	[1]	0	0
Loans	[1]	118,013	8,872
Long-term/short-term financial instruments	[1]	811,628	833,692
Financial assets at fair value through profit or loss	[1]	494,710	649,360
Trade and other receivables	[1]	0	1,280
Financial assets held for managing liquidity risk	[1]	₩ 2,099,201	₩ 1,995,647

[1]	The maturities cannot be presently determined.